INCOME TAXES - Reconciliation of income tax expenses at statutory tax rate to income tax expense recognized (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Reconciliation of income tax expense at statutory tax
Income (loss) before income tax expenses	$ (318,930)	¥ (2,220,324)	¥ 2,418,729	¥ 1,011,484
Statutory tax rate in PRC	25.00%	25.00%	25.00%	25.00%
Income tax expense at statutory tax rate		¥ (555,081)	¥ 604,682	¥ 252,871
Nondeductible expenses		15,362	19,526	77,735
Change in valuation allowance		43,350	20,980	22,384
Effect of tax holiday and preferential tax rate		221,590	(375,632)	(527,178)
Share-based compensation expenses		88,288	127,041	545,126
Effect of different tax rates of subsidiaries operating in other jurisdictions		11,894	5,806	(18,506)
Total	$ (25,079)	(174,597)	402,403	352,432
Non-deductible expenses
Nondeductible expenses-excessive advertising fees			2,927	72,713
Other nondeductible expenses		15,362	16,599	5,022
Total		¥ 15,362	¥ 19,526	¥ 77,735